Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account VL and

Ameritas Variable Separate Account VA

("Separate Accounts")

Supplement to:

Executive Select, Regent 2000,

and Allocator 2000 Annuity

Prospectuses Dated May 1, 2007

Designer Annuity

Prospectus Dated May 1, 2010

Allocator 2000

Prospectus Dated September 1, 2010

and Statements of Additional Information ("SAI")

Supplement Dated February 1, 2017

1.       Effective December 31, 2016, Ameritas Life is no longer affiliated with the Calvert Variable Products and Calvert Variable Series funds (the "Funds"). The Funds' new investment adviser and new underwriter are also not affiliated with Ameritas Life. All references to former Calvert affiliations in your prospectus and SAI are deleted.

2.       The Variable Investment Options chart in your prospectus is revised by replacing information about the Calvert Variable Products and Calvert Variable Series portfolios with the respective information below.

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Calvert Variable Products, Inc.*	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert Variable Series, Inc.*	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Income and capital growth.
Calvert VP SRI Mid Cap Portfolio	Long-term capital appreciation.
*	Prior to December 31, 2016, these funds, the funds' previous investment adviser, and the funds' previous underwriter were part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds are no longer affiliated with Ameritas, and the current investment adviser and current underwriter are not affiliated with Ameritas.

Please see the Portfolio prospectuses, as revised, for more information.

All other provisions remain as stated in your Policy and prospectus, as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy issued by

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2107 2-17